Related Party Transactions (Details Narrative) - USD ($)												1 Months Ended	12 Months Ended
	Dec. 21, 2023	Jul. 31, 2023	Jul. 24, 2023	May 09, 2023	Mar. 13, 2023	Feb. 09, 2023	Feb. 14, 2022	Nov. 08, 2021	Feb. 10, 2021	Mar. 30, 2020	Aug. 13, 2019	Jul. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 05, 2023	Nov. 15, 2023	Nov. 09, 2023	Oct. 31, 2023	Oct. 03, 2023	Mar. 15, 2023	Dec. 31, 2021
Warrants outstanding													117,903
Common stock, shares, outstanding													2,467,434		2,218,500
Proceeds from issuance costs															$ 4,422
AgeX Therapeutics Inc [Member]
Warrant to purchase share of common stock													53,980
Warrants outstanding														[1]	12,924	[1]
Common stock, shares, outstanding													1,079,000		1,079,000
Line of credit facility													$ 2,000,000,000
Common stock held													250,000
Convertiable promissoty note																						$ 105,000,000
AgeX Therapeutics Inc [Member] | Minimum [Member]
Proceeds from Issuance or Sale of Equity		$ 25,000,000
AgeX Therapeutics Inc [Member] | Secured Convertible Promissory Note [Member]
Line of credit, current borrowing capacity		$ 16,660,000										$ 16,660,000
Secured debt													20,160,000
Proceeds from issuance of secured debt													7,500,000
Debt instrument, indebtedness												17,992,800
Loan fee												1,332,800
Convertiable promissoty note																						25,000,000
AgeX Therapeutics Inc [Member] | Warrant [Member]
Secured debt													$ 15,160,000
AgeX Therapeutics Inc [Member] | 2022 Warrants [Member]
Warrants exercise price, minimum													$ 20.75
Warrants exercise price, maximum													$ 30.94
AgeX Therapeutics Inc [Member] | Common Stock [Member]
Common stock, shares, outstanding													1,079,080		1,079,022
Proceeds from issuance costs													$ 10,000,000
AgeX Therapeutics Inc [Member] | 2020 Loan Agreement [Member]
Line of credit										$ 8,000,000.0
Line of credit, term										18 months
Line of credit facility, current borrowing capacity													$ 8,000,000.0
Common stock, shares										810
Line of credit, current borrowing capacity										$ 3,000,000.0
Warrant to purchase share of common stock										104,365
Warrants outstanding													25,628
AgeX Therapeutics Inc [Member] | 2020 Loan Agreement [Member] | Warrant [Member]
Warrant to purchase share of common stock													104,365
Common stock, shares, outstanding													25,628
AgeX Therapeutics Inc [Member] | 2020 Loan Agreement [Member] | 2020 Warrants [Member]
Warrants exercise price, minimum													$ 28.49
Warrants exercise price, maximum													$ 66.65
AgeX Therapeutics Inc [Member] | 2020 Loan Agreement [Member] | Extended Maturity [Member]
Line of credit, extended maturity date										Mar. 30, 2024
AgeX Therapeutics Inc [Member] | 2020 Loan Agreement [Member]
Extinguishment of debt												8,000,000.0
AgeX Therapeutics Inc [Member] | 2022 Secured Convertible Promissory Note and Security Agreement [Member]
Line of credit							$ 13,160,000
Line of credit, term							12 months
Line of credit facility, current borrowing capacity							$ 7,160,000
Line of credit facility							8,160,000
AgeX Therapeutics Inc [Member] | 2022 Secured Convertible Promissory Note and Security Agreement [Member] | Secured Convertible Promissory Note [Member]
Increase in line of credit				$ 4,000,000		$ 2,000,000
AgeX Therapeutics Inc [Member] | Fourth Amendment [Member]
Debt conversion description		19.9
AgeX Therapeutics Inc [Member] | 2022 Secured Note [Member]
Line of credit																	$ 500,000	$ 500,000	$ 4,400,000	$ 500,000	$ 500,000
AgeX Therapeutics Inc [Member] | Security Agreement [Member]
Line of credit facility, description													if any indebtedness of AgeX in excess of $100,000 becomes due and payable, or a breach or other circumstance arises thereunder such that Juvenescence is entitled to declare such indebtedness due and payable, prior to its due date, or any indebtedness of AgeX in excess of $25,000 is not paid on its due date;
AgeX Therapeutics Inc [Member] | Registration Rights Agreements [Member]
Line of credit facility, description	AgeX executed that certain Letter of Indemnification in Lieu of or Supplemental to a Medallion Signature Guarantee (the “ETC Letter of Indemnification”), pursuant to which AgeX agreed to indemnify Equiniti Trust Company LLC and its affiliates, successors and assigns (the “ETC Indemnity”) from and against any and all claims, damages, liabilities or losses arising out of the transfer 467,657 shares of AgeX common stock held by Juvenescence US Corp. to JuvVentures (the “JUV US Share Transfer”).												AgeX has filed a registration statement on Form S-3, which has become effective under the Securities Act, for offerings on a delayed or continuous basis covering 467,657 shares of AgeX common stock held by Juvenescence and 92,358 shares of AgeX common stock that may be issued upon the exercise of warrants held by Juvenescence.
Juvenescence Limited [Member] | AgeX Therapeutics Inc [Member]
Extinguishment of debt			$ 36,000,000									$ 36,000,000
Proceeds from issuance costs		$ 25,000,000
Common stock outstanding percentage		85.00%
Juvenescence Limited [Member] | AgeX Therapeutics Inc [Member] | Minimum [Member]
Proceeds from issuance costs		$ 10,000,000
Juvenescence Limited [Member] | AgeX Therapeutics Inc [Member] | Secured Convertible Promissory Note [Member]
Line of credit, current borrowing capacity					$ 10,000,000
Convertiable promissoty note																						$ 5,000,000
Proceeds from issuance of long term debt					10,000,000
Juvenescence Limited [Member] | AgeX Therapeutics Inc [Member] | Derivatives and Hedging [Member]
Common stock outstanding percentage		15.00%
Juvenescence [Member] | AgeX Therapeutics Inc [Member]
Line of credit outstanding principal													$ 2,500,000
Warrant to purchase share of common stock													294,482
Reimbursement													$ 280,000
Accounts payable													66,000		$ 141,000
Juvenescence [Member] | AgeX Therapeutics Inc [Member] | Secured Convertible Promissory Note [Member]
Convertiable promissoty note					$ 10,000,000								$ 10,000,000
Origination fee description		In lieu of accrued interest, AgeX agreed to pay Juvenescence an origination fee in an amount equal to 7% of the loan funds disbursed to AgeX, which will accrue in two installments. The origination fee will become due and payable on the earliest to occur of (i) conversion of the 2023 Secured Note into shares of AgeX common stock, (ii) repayment of the 2023 Secured Note in whole or in part (provided that the origination fee shall be prorated for the amount of any partial repayment), and (iii) the acceleration of the maturity date of the 2023 Secured Note following an Event of Default as defined in the 2023 Secured Note.
Juvenescence [Member] | AgeX Therapeutics Inc [Member] | 2019 Loan Agreement [Member]
Line of credit											$ 2,000,000.0
Line of credit, term											18 months
Increase in line of credit								$ 1,000,000.0	$ 4,000,000.0
Line of credit facility, current borrowing capacity																							$ 7,000,000.0
Line of credit outstanding principal							7,000,000.0
Origination fee							$ 160,000

[1]	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.